Fees and Expenses	Jun. 30, 2026
Palmer Square Credit Opportunities ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Acquired Fund Fees and Expenses, Based on Estimates [Text]	Acquired Fund Fees and Expenses are indirect expenses incurred through the Fund’s investments in other investment companies, including money market funds used for cash management purposes.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses* (expenses that you pay as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses*
(expenses that you pay as a percentage of the value of your investment)
Management fees	0.50%
Other expenses	0.00%
Acquired Fund Fees and Expenses(1)	0.01%
Total Annual Fund Operating Expenses	0.51%

*        The Investment Advisory Agreement provides that the investment advisor will pay, or require a sub-advisor or affiliate to pay, all operating expenses of the Fund except for advisory and sub-advisory fees, excluding interest charges, loan commitment fees and other fees and expenses on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution and shareholder servicing fees, and the Fund’s share of litigation expenses and other non-routine or extraordinary expenses.

1        Acquired Fund Fees and Expenses are indirect expenses incurred through the Fund’s investments in other investment companies, including money market funds used for cash management purposes.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that Fund’s operating expenses remain the same.

Although your costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
One Year	Three Years	Five Years	Ten Years
$52	$164	$285	$640

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 84% of the average value of its portfolio.

Portfolio Turnover, Rate	84.00%
Palmer Square CLO Senior Debt ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Acquired Fund Fees and Expenses, Based on Estimates [Text]	Acquired Fund Fees and Expenses are indirect expenses incurred through the Fund’s investments in other investment companies, including money market funds used for cash management purposes.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses* (expenses that you pay as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses*
(expenses that you pay as a percentage of the value of your investment)
Management fees	0.20%
Other expenses	0.00%
Acquired Fund Fees and Expenses(1)	0.01%
Total Annual Fund Operating Expenses	0.21%

*        The Investment Advisory Agreement provides that the investment advisor will pay, or require a sub-advisor or affiliate to pay, all operating expenses of the Fund except for advisory and sub-advisory fees, excluding interest charges, loan commitment fees and other fees and expenses on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution and shareholder servicing fees, and the Fund’s share of litigation expenses and other non-routine or extraordinary expenses.

1        Acquired Fund Fees and Expenses are indirect expenses incurred through the Fund’s investments in other investment companies, including money market funds used for cash management purposes.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that Fund’s operating expenses remain the same. The example does not take into account brokerage commissions that you may pay on your purchases and sales of shares of the Fund.

Although your costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
One Year	Three Years	Five Years	Ten Years
$22	$68	$118	$268

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	41.00%
Palmer Square CLO Debt ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	“Other Expenses” are based on estimated amounts for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses* (expenses that you pay as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses*
(expenses that you pay as a percentage of the value of your investment)
Management fees	0.45%
Other expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.45%

*        The Investment Advisory Agreement provides that the investment advisor will pay, or require a sub-advisor or affiliate to pay, all operating expenses of the Fund except for advisory and sub-advisory fees, excluding interest charges, loan commitment fees and other fees and expenses on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution and shareholder servicing fees, and the Fund’s share of litigation expenses and other non-routine or extraordinary expenses.

(1)      “Other Expenses” are based on estimated amounts for the current fiscal year.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that Fund’s operating expenses remain the same. The example does not take into account brokerage commissions that you may pay on your purchases and sales of shares of the Fund.

Although your costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
One Year	Three Years
$46	$144

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Since the Fund had not commenced operations as of the date of this Prospectus, there is no annual portfolio turnover rate information included.

Palmer Square Income Plus Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Acquired Fund Fees and Expenses, Based on Estimates [Text]	Acquired Fund Fees and Expenses are indirect expenses incurred through the Fund’s investments in other investment companies, including money market funds used for cash management purposes.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
	Class I Shares	Class T Shares
Shareholder Fees
(fees paid directly from your investment)	None	None
Wire fee	$20	$20
Overnight check delivery fee	$25	$25
Retirement account fees (annual maintenance fee)	$15	$15

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management fees		0.49%		0.49%
Distribution (Rule 12b-1) fees		None		None
Other expenses		0.16%		0.08%
Shareholder servicing fee	0.15%		None
Dividend and interest expense on short sales	0.00%		0.00%
All other expenses	0.01%		0.08%
Acquired Fund Fees and Expenses(1)		0.01%		0.01%
Total annual fund operating expenses(2)		0.66%		0.58%

____________

1        Acquired Fund Fees and Expenses are indirect expenses incurred through the Fund’s investments in other investment companies, including money market funds used for cash management purposes.

2        The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.75% of the average daily net assets of the Class I Shares and 0.60% of the average daily net assets of the Class T Shares. This agreement is in effect for two years from commencement of operations of the Fund, and it may be terminated before that date only by the Trust’s Board of Trustees. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
	One Year	Three Years	Five Years	Ten Years
Class I	$67	$211	$368	$822
Class T	$59	$186	$324	$726

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 82% of the average value of its portfolio.

Portfolio Turnover, Rate	82.00%
Palmer Square Ultra-Short Duration Investment Grade Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Acquired Fund Fees and Expenses, Based on Estimates [Text]	Acquired Fund Fees and Expenses are indirect expenses incurred through the Fund’s investments in other investment companies, including money market funds used for cash management purposes.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees
(fees paid directly from your investment)	None
Wire fee	$20
Overnight check delivery fee	$25
Retirement account fees (annual maintenance fee)	$15

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management fees		0.25%
Distribution (Rule 12b-1) fees		none
Other expenses		0.53%
Shareholder servicing fee	0.15%
All other expenses	0.38%
Acquired Fund Fees and Expenses(1)		0.01%
Total annual fund operating expenses		0.79%
Fees waived and/or expenses reimbursed(2)		(0.28)%
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		0.51%

____________

1        Acquired Fund Fees and Expenses are indirect expenses incurred through the Fund’s investments in other investment companies, including money market funds used for cash management purposes.

2        The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.50% of the average daily net assets of the Fund. This agreement is in effect for two years from commencement of operations of the Fund, and it may be terminated before that date only by the Trust’s Board of Trustees. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
One Year	Three Years	Five Years	Ten Years
$52	$224	$411	$952

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 103% of the average value of its portfolio.

Portfolio Turnover, Rate	103.00%